Cover	Jan. 20, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2023
Current Fiscal Year End Date	--03-31
Entity File Number	001-41418
Entity Registrant Name	Lytus Technologies Holdings PTV. Ltd.
Entity Central Index Key	0001816319